Schedule of VIE's Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Total current assets	$ 46,123	$ 60,880
Total fixed assets, net	140,194	101,936
Total other non-current assets	2,564	3,497
Total assets:	188,881	166,313
Total current liabilities	12,254	10,084
Total non-current liabilities	76,963	55,370
Total stockholders’ equity	93,376	96,540
Total liabilities and stockholders’ equity	188,881	166,313
Hire collected in advance	111	1,173
Interest from deposits	2,312	1,240
Spot Charters [Member]
Product Information [Line Items]
Trade accounts receivable	4,609	4,764
Allowance for expected credit losses	22	60
Time Charters [Member]
Product Information [Line Items]
Trade accounts receivable	453	$ 260
Accuship Maritime Ltd [Member]
Product Information [Line Items]
Total current assets	726
Total fixed assets, net	20,563
Total other non-current assets
Total assets:	21,289
Total current liabilities	1,415
Total non-current liabilities	14,529
Total stockholders’ equity	5,345
Total liabilities and stockholders’ equity	$ 21,289